First Trust Senior Loan Fund (FTSL)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 84.2%
	Advertising — 0.8%
$11,758,755	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	12/21/28	$11,766,810
5,977,995	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.39%	02/20/32	6,000,412
				17,767,222
	Aerospace & Defense — 2.3%
11,984,798	Phoenix Aviation Capital Ltd. (PAC DAC LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	10/28/30	11,887,481
4,089,002	Signia Aerospace LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.44%-6.57%	12/11/31	4,156,930
2,868,800	Standard Aero Ltd. (Dynasty Acq. Co.), Term Loan B1, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	10/31/31	2,879,716
1,091,200	Standard Aero Ltd. (Dynasty Acq. Co.), Term Loan B2, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	10/31/31	1,095,352
23,358,216	Transdigm, Inc., Refi Term Loan K, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	03/22/30	23,364,056
11,398,066	VistaJet Malta Finance PLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.41%	03/31/31	11,447,932
				54,831,467
	Airport Services — 0.2%
292,325	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Refi Term Loan B-2, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	07/01/31	292,752
1,020,378	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Refi Term Loan B-2, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%-6.32%	07/01/31	1,021,868
2,590,653	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B-1, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%	07/01/31	2,597,777
				3,912,397
	Alternative Carriers — 0.5%
10,649,450	Level 3 Financing, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	03/29/32	10,678,736
	Apparel, Accessories & Luxury Goods — 0.1%
2,189,449	Canada Goose Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.37%	08/23/32	2,189,909
	Application Software — 8.8%
911,502	Applied Systems, Inc., Term Loan B-3, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.17%	02/24/31	906,516
1,697,918	Avalara, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	03/29/32	1,668,205
3,895,965	CCC Intelligent Solutions, Inc., 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.67%	01/23/32	3,871,615
3,417,392	Clearwater Analytics LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	04/21/32	3,420,604
19,451,316	Cloud Software Group, Inc. (a.k.a. Citrix Software, Inc. or Tibco), 2032 Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	08/15/32	18,924,477
6,719,925	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	7.43%	09/30/28	6,501,528
4,377,787	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.90%	10/09/32	4,341,779

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$18,949,512	Darktrace PLC (Leia Finco US LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.90%	10/09/31	$18,519,168
2,623,394	Duck Creek Technologies (Disco Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.82%-7.07%	08/08/32	2,613,556
8,975,619	Ellucian Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	10/09/29	8,894,839
4,759,185	Genesys Cloud Services Holding II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	01/31/32	4,665,500
2,174,545	Instructure Holdings, Inc. (Icon Parent I, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.41%-6.44%	11/13/31	1,567,919
11,755,545	Internet Brands, Inc. (WebMD / MH Sub I LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	7.92%	05/03/28	10,705,951
9,471,462	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.57%	04/30/28	8,062,582
11,938,598	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.57%	04/30/28	3,969,584
18,097,137	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	03/01/29	16,083,831
882,219	N-Able, Inc., Extended Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.59%	11/26/32	873,396
10,999,813	NCR Digital Banking (Dragon Buyer, Inc./Candescent), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	09/30/31	10,855,496
3,165,362	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	8.67%	05/08/33	2,532,290
21,418,846	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.92%	10/28/30	19,973,181
5,588,992	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.70%	04/16/32	5,197,763
13,563,384	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	7.68%	06/04/28	12,564,847
361,347	Tenable, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	6.54%	07/07/28	361,121
15,030,847	Ultimate Software Group (UKG, Inc.), Refi Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	02/10/31	14,689,497
14,741,640	Veeam Software Holdings Ltd. (VS Buyer LLC), Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	04/14/31	14,621,864
4,621,761	X.AI LLC (Project Xerxes), Fixed Rate Term Loan	12.50%	06/30/30	5,018,470
4,691,425	X.AI LLC (Project Xerxes), Floating Rate Term Loan B, 3 Mo. CME Term SOFR + 7.25%, 0.00% Floor	11.12%	06/30/30	4,789,663
				206,195,242
	Asset Management & Custody Banks — 1.9%
9,417,000	Ascensus Holdings, Inc. (Mercury), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	11/25/32	9,401,273
2,612,926	Colonial First State (Superannuation and Investments US LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	12/01/28	2,624,031
10,984,024	Edelman Financial Engines Center LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	04/07/28	11,000,885
10,710,985	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.92%	10/06/28	10,742,260

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Asset Management & Custody Banks (Continued)
$1,980,095	IQ-EQ (Saphilux S.A.R.L.), USD Term Loan B, 6 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.73%	07/27/28	$1,986,531
4,988	IQ-EQ (Saphilux S.A.R.L.), USD Term Loan B, Daily SOFR + 3.00%, 0.50% Floor	6.63%-7.12%	07/27/28	5,004
6,132,777	Osaic Holdings, Inc. (Advisor Group), Refi Term Loan B, 6 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.60%	08/02/32	6,096,011
1,995,000	Victory Capital Holdings, Inc., Term Loan B-3, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	09/23/32	2,001,484
				43,857,479
	Automotive Parts & Equipment — 1.0%
17,477,800	Clarios Global, L.P. (Power Solutions), 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	01/31/32	17,526,913
4,945,050	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	05/06/30	4,948,931
				22,475,844
	Automotive Retail — 1.5%
1,179,492	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%-6.32%	04/23/31	11,782,221
22,489,203	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.67%	05/04/28	22,521,475
				34,303,696
	Broadline Retail — 0.2%
3,514,732	Peer Holding III B.V. (Action Holding), 2031 Term Loan B5B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	07/01/31	3,518,687
878,410	Peer Holding III B.V. (Action Holding), 2032 USD Term Loan B8, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	10/14/32	879,785
				4,398,472
	Building Products — 1.2%
7,423,088	American Bath (CP Atlas Buyer, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.92%	07/08/30	7,317,049
12,665,805	Miter Brands Acq. Holdco, Inc. (MIWD), Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	03/28/31	12,682,461
6,169,322	US LBM Holdings, Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.75% Floor	8.67%	06/06/31	6,176,170
2,242,748	US LBM Holdings, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	7.52%	06/06/31	2,164,476
				28,340,156
	Cable & Satellite — 0.5%
5,158,624	Charter Communications Operating LLC, Term Loan B4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	12/07/30	5,151,944
7,132,648	Charter Communications Operating LLC, Term Loan B-5, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.91%	12/15/31	7,131,863
				12,283,807
	Casinos & Gaming — 0.2%
3,495,385	Flutter Entertainment PLC (Flutter Treasury DAC), Incremental Term Loan, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.67%	06/04/32	3,493,916
485,128	Light and Wonder International, Inc. (fka Scientific Games International, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	04/16/29	485,128
				3,979,044

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Commercial Printing — 0.1%
$6,414,181	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 3 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor (c) (d)	8.77%	10/29/28	$2,964,730
	Commodity Chemicals — 0.6%
14,369,414	Charter Next Generation, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.19%	12/02/30	14,395,351
	Communications Equipment — 0.1%
3,656,486	Viavi Solutions, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	10/16/32	3,668,680
	Construction & Engineering — 0.9%
4,286,065	Azuria Water Solutions (fka - Aegion Corp.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	03/31/33	4,269,993
1,973,766	Centuri Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	07/09/32	1,977,062
4,411,424	Construction Partners, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	11/01/31	4,420,401
8,849,263	Green Infrastructure Partners LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	09/24/32	8,865,900
1,094,286	Socotec SAS (Socotec US Holdings), SOCOTC TL B, Daily SOFR + 2.75%, 0.00% Floor	6.89%-7.12%	06/02/31	1,099,073
				20,632,429
	Construction Materials — 2.5%
572,776	Knife River Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.74%	03/07/32	576,359
1,393,440	Quikrete Holdings, Inc., Term Loan B1 2031, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	04/14/31	1,395,955
18,404,764	Quikrete Holdings, Inc., Term Loan B2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	03/18/29	18,448,660
8,612,419	Quikrete Holdings, Inc., Term Loan B3 2032, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	02/10/32	8,621,591
15,851,021	Smyrna Ready Mix Concrete LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	04/02/29	15,861,007
1,719,157	TAMKO Building Products, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	09/20/30	1,727,039
7,184,267	TAMKO Building Products, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%-6.57%	09/20/30	7,217,207
5,428,917	TAMKO Building Products, Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.79%	09/20/30	5,453,809
				59,301,627
	Consumer Electronics — 0.3%
6,166,585	Pye-Barker Fire & Safety LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.21%	12/16/32	6,176,852
	Data Processing & Outsourced Services — 0.9%
17,119,650	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	05/17/28	14,757,139
5,744,723	Paysafe Holdings (US) Corp., Facility B1 Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	6.54%	06/28/28	5,385,677
				20,142,816
	Diversified Capital Markets — 0.2%
4,288,506	OSTTRA (Orion US Finco), Term Loan B (First Lien), 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.15%	10/10/32	4,296,118

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Diversified Financial Services — 0.7%
$15,624,126	Gen II Fund Services (PEX Holdings LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	11/19/31	$15,637,094
	Diversified Metals & Mining — 0.8%
19,193,965	SCIH Salt Holdings, Inc. (aka Morton Salt), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.52%	01/31/29	19,233,217
	Diversified Support Services — 0.8%
10,405,707	Aggreko Holdings, Inc. (Albion), Extended Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.87%	05/21/31	10,378,079
1,755,118	OpenLane, Inc. (KAR Auction Services, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.36%	10/08/32	1,758,409
6,161,712	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.07%	02/22/31	5,781,719
				17,918,207
	Drug Retail — 0.1%
1,351,143	Boots Group Finco, L.P., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.21%	08/28/32	1,357,615
	Education Services — 0.5%
6,220,710	Kindercare Learning Companies (KUEHG Corp.), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	06/12/30	5,880,531
5,352,416	Prometric Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.42%	06/24/32	5,368,018
				11,248,549
	Electric Utilities — 0.4%
9,585,377	Alpha Generation LLC (AlphaGen), Refi Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.42%	09/30/31	9,587,198
	Electrical Components & Equipment — 0.1%
1,746,714	BCP VI Summit Holdings, L.P. (Chemelex - fka nVent), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.70%	01/30/32	1,748,172
	Electronic Equipment & Instruments — 0.5%
5,918,124	Chamberlain Group, Inc. (Chariot), Extended Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	09/08/32	5,921,142
2,613,940	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	07/12/32	2,624,827
3,792,999	Verifone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.18%	08/21/28	3,518,007
				12,063,976
	Environmental & Facilities Services — 0.9%
5,904,852	Allied Universal Holdco LLC, Extended Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	08/20/32	5,923,039
1,871,567	Anticimex Global AB, Facility B8 (USD), Daily SOFR + 2.90%, 0.00% Floor	6.55%-7.02%	11/16/31	1,878,248
12,245,311	Interstate Waste Services (Action Environmental Group, Inc.), Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	10/24/30	12,253,025
101,303	Interstate Waste Services (Action Environmental Group, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.92%	10/24/30	101,367
				20,155,679
	Food Distributors — 0.1%
2,444,272	C&S Wholesale Grocers LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.67%	09/23/30	2,422,885

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Footwear — 0.2%
$4,530,652	Skechers (Beach Acquisition Bidco LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	09/13/32	$4,544,810
	Gas Utilities — 0.1%
2,091,274	Cornerstone Generation LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	08/11/32	2,110,012
	Health Care Equipment — 0.0%
882,210	Sebia (Argent Bidco SAS), USD Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	12/31/32	885,796
	Health Care Facilities — 2.1%
13,958,921	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Extended Term Loan, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.92%	09/18/32	13,974,624
4,344,444	Concentra Health Services, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	07/26/31	4,360,757
18,135,174	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco LTD.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	12/06/28	18,164,644
13,101,786	Southern Veterinary Partners LLC (Mission Pet), Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	12/04/31	13,110,041
				49,610,066
	Health Care Services — 2.4%
12,104,734	Ensemble RCM LLC (Ensemble Health), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	01/28/33	11,998,818
7,965,701	ExamWorks Group, Inc. (Electron Bidco), Extended Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	01/29/33	7,980,039
2,000,000	ExamWorks Group, Inc. (Electron Bidco), Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%	11/01/28	2,003,600
6,098,874	Heartland Dental Care LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.42%	08/25/32	6,107,778
9,258,422	Pacific Dental Services LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.18%	03/17/31	9,269,347
12,251,350	R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	11/19/31	12,145,682
2,145,060	Radnet Management, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.07%	04/18/31	2,152,578
1,705,492	SCP Health (Onex TSG Intermediate Corp.), Refi Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.42%	08/06/32	1,710,642
2,296,879	US Fertility Enterprises LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.17%	12/31/32	2,311,809
				55,680,293
	Health Care Supplies — 0.2%
2,978,598	Medline Borrower, L.P. (Mozart), Refi 2028 Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	5.42%	10/23/28	2,989,217
2,143,809	Sharp Services LLC, Term Loan E, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	09/29/32	2,153,199
				5,142,416
	Health Care Technology — 4.7%
41,318,834	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	02/15/29	40,858,335
4,232,295	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan	7.63%	05/01/31	3,962,508

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$7,445,023	Cotiviti, Inc. (Verscend), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.45%	05/01/31	$6,909,949
32,589,755	Mediware (Wellsky / Project Ruby Ultimate Parent Corp.), Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	6.54%	03/10/28	32,411,652
1,732,838	PointClickCare Technologies, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	11/03/31	1,726,340
24,902,825	Waystar Technologies, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	10/22/29	24,809,440
				110,678,224
	Home Furnishings — 0.2%
3,967,381	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.02%	10/20/28	3,961,351
	Hotels, Resorts & Cruise Lines — 0.1%
873,168	Alterra Mountain Co., 2030 Term Loan B-8, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	05/31/30	876,442
1,389,228	Alterra Mountain Co., Refi Term Loan B-6, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	08/17/28	1,394,437
				2,270,879
	Household Products — 0.1%
3,422,336	Essential Home (Lavender Dutch BorrowerCo B.V.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.93%	12/31/32	3,438,028
	Human Resource & Employment Services — 1.2%
4,083,009	Alight, Inc. (fka Tempo Acq.), Refi Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	5.42%	08/31/28	3,758,635
6,155,533	Dayforce, Inc. (Dawn Bidco), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	12/31/32	5,997,797
15,277,339	First Advantage Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	10/31/31	14,771,353
5,241,012	HireRight (Genuine Financial Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	09/27/30	4,752,943
				29,280,728
	Independent Power Producers & Energy Traders — 0.4%
4,778,682	Invenergy Thermal Operating, Term Loan B, Daily SOFR + 2.75%, 0.00% Floor	6.38%-6.52%	05/17/32	4,837,412
301,552	Invenergy Thermal Operating, Term Loan C, Daily SOFR + 2.75%, 0.00% Floor	6.38%-6.52%	05/17/32	305,258
522,107	Lightning Power LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	08/18/31	523,542
1,730,374	Talen Energy Supply, Inc., Incremental Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.35%	12/15/31	1,733,896
2,196,973	Talen Energy Supply, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	11/25/32	2,200,269
				9,600,377
	Industrial Machinery & Supplies & Components — 2.8%
419,277	Alliance Laundry Systems LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	08/19/31	419,942
881,928	Alliance Laundry Systems LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	08/19/31	883,326

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Industrial Machinery & Supplies & Components (Continued)
$5,992,481	Copeland (Emerald Debt Merger Sub LLC/EMRLD), Term Loan B1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.07%	05/31/30	$5,993,590
3,511,028	Duravant (Engineered Machinery Holdings, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	11/26/32	3,529,197
14,851,562	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	10/23/28	14,896,488
1,994,924	Innio Holding GmbH, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.93%	11/06/28	1,999,413
2,000,000	Innio Holding GmbH, Term Loan B-2, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.93%	11/02/28	2,002,920
11,692,150	Madison IAQ LLC, 2025 Refi Term Loan B, 6 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.13%	06/21/28	11,711,208
10,864,485	Pro Mach Group, Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	10/16/32	10,884,910
4,517,617	SPX Flow, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	04/05/29	4,525,658
9,173,306	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.38%	04/30/30	9,207,155
				66,053,807
	Insurance Brokers — 11.7%
16,522,913	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	11/06/30	16,496,064
27,429,730	Acrisure LLC, Term Loan B-7, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	5.92%	06/20/32	27,458,257
14,259,263	Alera Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	05/28/32	14,240,298
7,750,000	Alera Group, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.17%	05/30/33	7,916,625
870,091	Alliant Holdings I LLC, 2025 Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	09/19/31	868,594
5,148,960	Amwins Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	01/30/32	5,145,639
460,611	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	02/15/31	460,037
8,972,311	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.37%	02/15/31	8,961,140
25,216,357	Baldwin Insurance Group Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.18%	05/27/31	25,142,851
2,401,239	BroadStreet Partners, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	06/16/31	2,391,274
1,712,167	CFC Group Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.16%	07/01/32	1,639,400
16,940,846	CRC Insurance Group LLC (fka Truist Insurance), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	8.42%	05/06/32	17,067,902
1,468,695	CRC Insurance Group LLC (fka Truist Insurance), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	05/06/31	1,467,321
6,762,281	Goosehead Insurance Holdings LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.68%	01/08/32	6,796,092
33,366	Hub International Ltd., 2025 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.75% Floor	5.92%	06/20/30	33,408
11,263,356	Hub International Ltd., 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.75% Floor	5.92%	06/20/30	11,277,661

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$31,722,975	Hyperion Insurance Group Ltd. (aka - Howden Group), Refi Term Loan 2030, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	04/18/30	$31,759,298
16,328,741	IMA Financial Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	11/01/28	16,313,392
881,630	Jones DesLauriers Insurance Management, Inc. (NavaCord), Incremental Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	02/09/33	882,869
2,627,178	Jones DesLauriers Insurance Management, Inc. (NavaCord), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	02/09/33	2,627,730
20,031,679	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.92%	07/02/32	20,206,956
9,902,844	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	07/02/31	9,894,625
20,575,222	Ryan Specialty Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	09/13/31	20,605,261
3,155,533	The Liberty Company Insurance Brokers LLC, Term Loan B, 6 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.38%	10/15/32	3,179,199
11,413,711	Trucordia Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	06/17/32	11,363,833
9,552,061	USI, Inc., 2029 Term Loan D, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	11/21/29	9,554,067
				273,749,793
	Integrated Telecommunication Services — 0.8%
12,378,487	Lumen Technologies, Inc. (fka CenturyLink), Term Loan B1, 1 Mo. CME Term SOFR + CSA + 2.35%, 0.00% Floor	6.14%	04/16/29	12,366,913
7,380,307	Numericable US LLC (Altice France SAS or SFR), Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.55%	05/15/31	7,506,363
				19,873,276
	Interactive Media & Services — 1.3%
8,890,774	Twitter, Inc. (X Corp.), Fixed Rate Term Loan B-3	9.50%	10/29/29	9,217,511
20,816,478	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.45%	10/26/29	20,814,292
				30,031,803
	Internet Services & Infrastructure — 0.8%
4,224,511	Go Daddy Operating Co. LLC, Term Loan B-8, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.42%	11/13/29	4,206,831
15,539,359	Sedgwick Claims Management Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	07/31/31	15,501,754
				19,708,585
	Investment Banking & Brokerage — 0.3%
6,060,093	Jane Street Group LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.82%	12/13/31	6,023,732
	IT Consulting & Other Services — 1.2%
20,564,914	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	7.77%	10/01/27	19,733,680
8,803,265	Peraton Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	7.52%	02/01/28	8,148,522
				27,882,202

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Leisure Facilities — 0.0%
$494,975	Six Flags Entertainment Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	05/01/31	$490,542
	Leisure Products — 0.1%
1,646,667	SRAM LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	02/28/32	1,650,784
333,333	SRAM LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.95%	02/28/32	334,166
				1,984,950
	Life Sciences Tools & Services — 1.6%
17,799,374	Parexel International Corp. (Phoenix Newco), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	12/09/31	17,821,623
1,710,760	Sotera Health Holdings LLC (Sterigenics), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	05/30/31	1,718,783
16,132,113	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	09/30/30	16,160,909
877,653	WCG Intermediate Corp. (WIRB- Copernicus Group), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.72%	02/25/32	877,873
				36,579,188
	Managed Health Care — 0.1%
3,502,980	MyEyeDr. (MED ParentCo, L.P.), Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	04/15/31	3,506,272
	Metal, Glass & Plastic Containers — 0.5%
2,610,081	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	7.67%-7.88%	09/15/28	5,962,593
5,104,997	Tekni-Plex (Trident TPI Holdings, Inc.), Term Loan B7, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	09/18/28	4,826,622
				10,789,215
	Movies & Entertainment — 0.1%
3,339,243	TKO Group Holdings, Inc. (UFC), Term Loan B-5, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.87%	11/21/31	3,350,279
	Office Services & Supplies — 0.0%
717,397	Summit Companies (Pinnacle Buyer LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.16%	10/01/32	719,370
	Other Specialty Retail — 0.8%
2,544,860	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	6.92%	01/23/32	2,548,359
8,800,807	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.18%	03/04/28	8,798,651
3,774,769	Petsmart, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	08/18/32	3,778,072
2,921,298	Savers, Inc. (Evergreen AcqCo 1, L.P.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.70%	09/15/32	2,932,253
				18,057,335
	Packaged Foods & Meats — 1.6%
13,125,268	Froneri International Ltd., Incremental USD TL B-6, 6 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.88%	09/30/32	13,126,252
10,289,430	Nomad Foods Ltd., Term Loan B-2, 6 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.28%	11/10/32	10,308,774

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Packaged Foods & Meats (Continued)
$4,760,449	Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	02/19/32	$4,781,776
9,149,374	Utz Quality Foods LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	01/31/32	9,147,956
				37,364,758
	Paper & Plastic Packaging Products & Materials — 0.5%
11,227,001	Graham Packaging Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	01/26/33	11,231,099
36,216	Novolex (Clydesdale Acq. Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	04/01/32	36,080
				11,267,179
	Passenger Airlines — 0.7%
13,514,544	American Airlines, Inc., Term Loan B 2027, 3 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	5.52%	01/29/27	13,513,327
2,558,788	American Airlines, Inc. (AAdvantage Loyalty IP Ltd), 2032 Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	05/31/32	2,566,784
				16,080,111
	Passenger Ground Transportation — 0.4%
5,391,670	First Student Bidco, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.17%	08/15/30	5,392,802
986,541	First Student Bidco, Inc., Refi Term Loan C, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.17%	08/15/30	985,925
3,492,670	Student Transportation of America Holdings, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	06/24/32	3,515,582
				9,894,309
	Pharmaceuticals — 1.3%
1,745,575	Ceva Sante (Financiere Mendel), USD Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.59%	11/13/30	1,754,582
7,054,269	Dechra Finance US LLC, USD Facility B3, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	01/27/32	7,075,432
21,323,260	Opella Healthcare Group (Opal U.S. LLC), Refi Term Loan B4 (USD), 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.69%	04/23/32	21,347,782
				30,177,796
	Property & Casualty Insurance — 0.1%
2,197,770	MedRisk (Bella Holding Co. LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.67%	05/10/28	2,199,836
	Publishing — 0.1%
1,752,396	Argus Media Group (Fleet U.S. Bidco, Inc.), Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.79%	02/10/31	1,758,967
	Research & Consulting Services — 2.7%
4,741,491	AlixPartners, LLP, 2025 Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	08/12/32	4,721,600
2,910,863	AmSpec Parent LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.17%	12/22/31	2,918,140
21,374,465	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	01/31/31	19,771,380
2,377,158	Clarivate Analytics PLC (Camelot), 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	01/31/31	2,255,329
3,025,997	Eisner Advisory Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	7.67%	02/28/31	3,041,944

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Research & Consulting Services (Continued)
$12,114,336	Grant Thornton Advisors LLC, Term Loan B-1, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	05/30/31	$11,973,871
4,753,277	Nielsen Holdings PLC (Neptune Bidco US, Inc.), Term Loan B, 3 Mo. CME Term SOFR + CSA + 5.00%, 0.00% Floor	8.77%	04/11/29	4,760,217
4,337,002	TIC Solutions (Acuren Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	07/30/31	4,346,500
2,086,731	Trans Union LLC, Term Loan B5, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.52%	11/13/26	2,089,777
7,915,041	Veritext Corp. (VT TopCo, Inc.), Refi Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.66%	08/12/30	7,704,778
				63,583,536
	Restaurants — 2.9%
24,538,215	IRB Holding Corp. (Arby’s/Inspire Brands), Extended Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	12/16/30	24,568,888
1,756,544	Raising Cane’s Restaurants LLC, First Amendment Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.69%	10/31/32	1,754,357
41,564,518	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%	08/03/28	41,577,403
				67,900,648
	Security & Alarm Services — 1.1%
21,297,243	Garda World Security Corporation, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	02/01/29	21,297,243
4,910,829	Kidde Home Safety LLC (LSF12 Crown US Commercial Bidco LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.68%	12/02/31	4,926,175
				26,223,418
	Semiconductor Materials & Equipment — 0.5%
11,246,960	Altera (Gryphon Debt Merger Sub, Inc./Acquire Newco), Term Loan B, 6 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.88%	09/12/32	11,227,671
	Soft Drinks & Non-Alcoholic Beverages — 1.0%
6,196,649	Celsius Holdings, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	03/31/32	6,243,124
17,137,630	Primo Brands Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.92%	03/31/28	17,162,651
				23,405,775
	Specialized Consumer Services — 1.1%
9,264,800	Belron Finance US LLC, USD Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.12%	10/16/31	9,306,492
1,199,294	Caliber Collision (Wand NewCo 3, Inc.), 2025 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	01/30/31	1,200,079
9,531,882	Mister Car Wash Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	03/27/31	9,563,147
5,253,875	Wash MultiFamily Acquisition, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	08/15/32	5,280,145
				25,349,863

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialized Finance — 0.8%
$11,897,271	Creative Planning Group (CPI Holdco), Initial Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	05/19/31	$11,856,761
6,126,478	Envestnet, Inc. (BCPE Pequod Buyer, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	11/25/31	6,110,518
				17,967,279
	Specialty Chemicals — 0.4%
10,019,316	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.32%	02/19/30	10,063,200
	Systems Software — 3.1%
4,038,130	Gen Digital, Inc. (fka NortonLifeLock, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	5.42%	09/12/29	4,002,796
11,937,528	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.35%	03/02/28	10,716,916
2,296,177	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	10.75%	03/02/29	2,010,625
3,513,269	Kaseya, Inc., Term Loan (First Lien), 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	03/20/32	3,393,607
465,003	Kaseya, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.67%	03/20/33	447,565
9,927,600	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.42%	07/26/32	9,580,134
5,264,460	Ping Identity Holding Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.59%	11/15/32	5,231,557
32,509,429	Proofpoint, Inc., 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	08/31/28	32,336,803
969,250	Sophos Group PLC (Surf), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	7.29%	03/05/27	962,407
423,320	SS&C Technologies Holdings, Inc., Term Loan B8, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	05/09/31	423,801
2,457,299	SUSE (Marcel Bidco LLC), Refi Term Loan B9, Daily SOFR + 3.00%, 0.50% Floor	6.64%-6.87%	11/13/30	2,441,941
				71,548,152
	Trading Companies & Distributors — 2.2%
4,350,313	Azorra Aviation (Azorra Finance Ltd.), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.47%	10/18/29	4,392,011
4,649,680	Core & Main, L.P. (fka - HD Supply Waterworks), Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.69%	07/27/28	4,665,675
987,500	Core & Main, L.P. (fka - HD Supply Waterworks), Term Loan E, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.69%	02/10/31	989,045
4,315,314	DXP Enterprises, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	10/07/30	4,348,758
8,778,761	PrimeSource Brands (a/k/a Park River Holdings, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	8.16%	03/15/31	8,797,986
4,524,040	QXO/Beacon Roofing (Queen Mergerco), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	04/30/32	4,538,178
2,929,271	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	11/29/30	2,874,713
20,002,748	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	10/29/29	19,992,046
				50,598,412

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Transaction & Payment Processing Services — 0.2%
$4,296,858	Shift4 Payments LLC (Harbortouch), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	07/06/32	$4,328,182
	Total Senior Floating-Rate Loan Interests			1,965,107,087
	(Cost $1,990,118,715)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 10.6%
	Aerospace & Defense — 0.3%
3,000,000	TransDigm, Inc. (e)	7.13%	12/01/31	3,149,877
3,000,000	TransDigm, Inc. (e)	6.00%	01/15/33	3,058,569
				6,208,446
	Application Software — 0.6%
1,500,000	Cloud Software Group, Inc. (e)	6.50%	03/31/29	1,492,174
9,652,000	Cloud Software Group, Inc. (e)	9.00%	09/30/29	9,757,702
2,667,000	Cloud Software Group, Inc. (e)	6.63%	08/15/33	2,559,297
1,529,150	GoTo Group, Inc. (e)	5.50%	05/01/28	523,734
				14,332,907
	Asset Management & Custody Banks — 0.1%
1,806,000	Osaic Holdings, Inc. (e)	6.75%	08/01/32	1,872,950
698,000	Osaic Holdings, Inc. (e)	6.75%	08/01/32	723,418
				2,596,368
	Broadcasting — 0.7%
11,417,720	iHeartCommunications, Inc. (e)	7.75%	08/15/30	9,782,988
5,376,000	Sinclair Television Group, Inc. (e)	8.13%	02/15/33	5,563,972
				15,346,960
	Building Products — 0.6%
2,500,000	Builders FirstSource, Inc. (e)	6.38%	03/01/34	2,589,820
5,600,000	Builders FirstSource, Inc. (e)	6.75%	05/15/35	5,890,522
5,000,000	Standard Building Solutions, Inc. (e)	5.88%	03/15/34	4,998,445
				13,478,787
	Cable & Satellite — 1.5%
22,200,000	CSC Holdings LLC (e)	6.50%	02/01/29	14,233,352
10,515,000	DISH Network Corp. (e)	11.75%	11/15/27	10,887,946
8,466,000	EchoStar Corp.	10.75%	11/30/29	9,285,213
				34,406,511
	Commercial & Residential Mortgage Finance — 0.3%
6,581,000	Rocket Cos., Inc. (e)	6.13%	08/01/30	6,741,603
	Construction Materials — 0.0%
767,000	JH North America Holdings, Inc. (e)	5.88%	01/31/31	780,561
	Environmental & Facilities Services — 0.1%
3,240,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (e)	6.88%	06/15/30	3,366,897
	Food Distributors — 0.1%
3,000,000	US Foods, Inc. (e)	7.25%	01/15/32	3,151,386
	Forest Products — 0.1%
1,750,000	Magnera Corp. (e)	4.75%	11/15/29	1,582,664

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Facilities — 0.2%
$4,534,000	Tenet Healthcare Corp. (e)	5.50%	11/15/32	$4,582,810
	Health Care Services — 0.2%
4,395,000	Raven Acquisition Holdings LLC (e)	6.88%	11/15/31	4,409,965
	Independent Power Producers & Energy Traders — 0.2%
3,726,000	Lightning Power LLC (e)	7.25%	08/15/32	3,967,907
	Insurance Brokers — 1.9%
4,000,000	Acrisure LLC / Acrisure Finance, Inc. (e)	6.75%	07/01/32	4,103,728
5,275,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (e)	7.00%	01/15/31	5,472,296
7,805,000	AmWINS Group, Inc. (e)	6.38%	02/15/29	8,013,448
2,181,000	AmWINS Group, Inc. (e)	4.88%	06/30/29	2,153,056
2,000,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (e)	7.13%	05/15/31	2,057,978
4,837,000	HUB International Ltd. (e)	7.25%	06/15/30	5,049,363
15,095,000	Panther Escrow Issuer LLC (e)	7.13%	06/01/31	15,556,092
2,932,000	Ryan Specialty LLC (e)	5.88%	08/01/32	2,982,310
				45,388,271
	Internet Services & Infrastructure — 0.0%
763,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (e)	5.25%	12/01/27	762,537
	Investment Banking & Brokerage — 0.1%
2,722,000	Jane Street Group / JSG Finance, Inc. (e)	6.13%	11/01/32	2,773,873
	Leisure Facilities — 0.1%
2,000,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co. (e)	6.63%	05/01/32	2,044,756
	Life Sciences Tools & Services — 0.0%
979,000	Star Parent, Inc. (e)	9.00%	10/01/30	1,034,531
	Managed Health Care — 0.3%
6,000,000	Molina Healthcare, Inc. (e)	6.25%	01/15/33	6,046,410
	Oil & Gas Storage & Transportation — 0.3%
5,367,000	Venture Global Plaquemines LNG LLC (e)	7.75%	05/01/35	5,987,414
	Other Specialty Retail — 0.1%
2,229,000	PetSmart LLC / PetSmart Finance Corp. (e)	7.50%	09/15/32	2,287,112
	Packaged Foods & Meats — 1.3%
3,000,000	Performance Food Group, Inc. (e)	6.13%	09/15/32	3,084,924
26,001,000	Post Holdings, Inc. (e)	6.25%	02/15/32	26,730,458
				29,815,382
	Real Estate Services — 0.1%
2,518,000	Cushman & Wakefield US Borrower LLC (e)	8.88%	09/01/31	2,685,039
	Research & Consulting Services — 0.2%
5,710,000	Neptune Bidco US, Inc. (e)	9.29%	04/15/29	5,867,545
	Systems Software — 0.1%
1,671,000	SS&C Technologies, Inc. (e)	5.50%	09/30/27	1,670,532
	Trading Companies & Distributors — 1.1%
17,121,000	QXO Building Products, Inc. (e)	6.75%	04/30/32	17,658,856
8,000,000	United Rentals North America, Inc. (e)	6.00%	12/15/29	8,203,904
				25,862,760
	Total Corporate Bonds and Notes			247,179,934
	(Cost $249,432,391)

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 2.6%
	Casinos & Gaming — 0.2%
$3,450,000	Flutter Treasury DAC (e)	6.38%	04/29/29	$3,559,451
	Data Processing & Outsourced Services — 0.2%
4,795,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (e)	4.00%	06/15/29	4,284,813
	Environmental & Facilities Services — 0.4%
8,318,000	GFL Environmental, Inc. (e)	6.75%	01/15/31	8,712,116
	Insurance Brokers — 0.8%
8,447,000	Ardonagh Finco Ltd. (e)	7.75%	02/15/31	8,737,308
10,416,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (e)	7.25%	02/15/31	10,779,841
				19,517,149
	Metal, Glass & Plastic Containers — 0.1%
2,695,000	Trivium Packaging Finance B.V. (e)	8.25%	07/15/30	2,877,408
	Restaurants — 0.7%
16,800,000	1011778 BC ULC / New Red Finance, Inc. (e)	4.00%	10/15/30	16,039,150
	Specialized Consumer Services — 0.2%
3,900,000	Belron UK Finance PLC (e)	5.75%	10/15/29	3,976,328
	Total Foreign Corporate Bonds and Notes			58,966,415
	(Cost $57,711,652)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
249,316	Akorn, Inc. (d) (f) (g)	9,973
	(Cost $2,858,880)
MONEY MARKET FUNDS — 4.5%
105,285,996	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (h)	105,285,996
	(Cost $105,285,996)

	Total Investments — 101.9%	2,376,549,405
	(Cost $2,405,407,634)
	Net Other Assets and Liabilities — (1.9)%	(43,415,965)
	Net Assets — 100.0%	$2,333,133,440

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This issuer is in default and interest is not being accrued by the Fund.
(d)	This issuer has filed for protection in bankruptcy court.

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $296,861,136 or
12.7% of net assets.

(f)	Non-income producing security.
(g)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(h)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$1,965,107,087	$—	$1,965,107,087	$—
Corporate Bonds and Notes*	247,179,934	—	247,179,934	—
Foreign Corporate Bonds and Notes*	58,966,415	—	58,966,415	—
Common Stocks*	9,973	—	9,973	—
Money Market Funds	105,285,996	105,285,996	—	—
Total Investments	$2,376,549,405	$105,285,996	$2,271,263,409	$—

*	See Portfolio of Investments for industry breakout.

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Unfunded Loan Commitments
As of January 31, 2026, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy.

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Azuria Water Solutions (fka - Aegion Corp.), Term Loan	$571,475	$570,047	$569,332	$(715)
Pye-Barker Fire & Safety LLC, Term Loan	921,444	921,191	922,978	1,787
R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan	881,709	880,156	874,105	(6,051)
Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan	370,141	371,482	371,799	317
Signia Aerospace LLC, Term Loan	202,054	202,054	202,643	589
Summit Companies (Pinnacle Buyer LLC), Term Loan	138,307	137,961	138,687	726
US Fertility Enterprises LLC, Term Loan	348,012	346,272	350,274	4,002
		$3,429,163	$3,429,818	$655

Restricted Securities
As of January 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	249,316	$0.04	$2,858,880	$9,973	0.00%*

*	Amount is less than 0.01%.